Derivative financial instrument liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Ending balance at derivative warrant liabilities	$ 2,300
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	3,544	$ 6,849
Change in fair value	(1,271)	(3,305)
Ending balance at derivative warrant liabilities	$ 2,273	$ 3,544